Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Jan. 25, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013
UBS U.S. Defensive Equity Fund | UBS U.S. Defensive Equity Fund | Class A
Risk/Return:
Trading Symbol	BEAAX
UBS U.S. Defensive Equity Fund | UBS U.S. Defensive Equity Fund | Class C
Risk/Return:
Trading Symbol	BEACX
UBS U.S. Defensive Equity Fund | UBS U.S. Defensive Equity Fund | Class Y
Risk/Return:
Trading Symbol	BEAYX